Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	904,420,120.90	38,632
Yield Supplement Overcollateralization Amount 12/31/24	66,703,017.41	0
Receivables Balance 12/31/24	971,123,138.31	38,632
Principal Payments	37,491,336.34	841
Defaulted Receivables	2,102,092.43	67
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	63,176,360.09	0
Pool Balance at 01/31/25	868,353,349.45	37,724

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.77%
Prepayment ABS Speed	1.89%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,949,467.36	378
Past Due 61-90 days	3,450,470.91	132
Past Due 91-120 days	685,660.20	29
Past Due 121+ days	0.00	0
Total	15,085,598.47	539

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	1,385,239.75
Aggregate Net Losses/(Gains) - January 2025	716,852.68
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.89%
Prior Net Losses/(Gains) Ratio	1.07%
Second Prior Net Losses/(Gains) Ratio	0.63%
Third Prior Net Losses/(Gains) Ratio	1.08%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	7,815,180.15
Actual Overcollateralization	7,815,180.15
Weighted Average Contract Rate	7.39%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	54.73

Flow of Funds	$ Amount
Collections	44,965,809.98
Investment Earnings on Cash Accounts	21,628.34
Servicing Fee	(809,269.28)
Transfer to Collection Account	-
Available Funds	44,178,169.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,746,070.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	9,426,990.36
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,815,180.15
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,439,715.97

Total Distributions of Available Funds	44,178,169.04

Servicing Fee	809,269.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	896,280,339.81
Principal Paid	35,742,170.51
Note Balance @ 02/18/25	860,538,169.30

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	150,515,911.22
Principal Paid	16,682,459.98
Note Balance @ 02/18/25	133,833,451.24
Note Factor @ 02/18/25	66.9167256%

Class A-2b
Note Balance @ 01/15/25	171,964,428.59
Principal Paid	19,059,710.53
Note Balance @ 02/18/25	152,904,718.06
Note Factor @ 02/18/25	66.9167256%

Class A-3
Note Balance @ 01/15/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	428,500,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-4
Note Balance @ 01/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	89,800,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	37,000,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	18,500,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,996,282.56
Total Principal Paid	35,742,170.51
Total Paid	39,738,453.07

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	687,355.99
Principal Paid	16,682,459.98
Total Paid to A-2a Holders	17,369,815.97

Class A-2b
SOFR Rate	4.40654%
Coupon	4.83654%
Interest Paid	785,506.57
Principal Paid	19,059,710.53
Total Paid to A-2b Holders	19,845,217.10

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2429462
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0044393
Total Distribution Amount	32.2473855

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.4367800
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.4122999
Total A-2a Distribution Amount	86.8490799

A-2b Interest Distribution Amount	3.4376655
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.4122999
Total A-2b Distribution Amount	86.8499654

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	263.75
Noteholders' Third Priority Principal Distributable Amount	517.60
Noteholders' Principal Distributable Amount	218.65

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	3,080,896.88
Investment Earnings	11,163.33
Investment Earnings Paid	(11,163.33)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88